Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the statements of income as shown per the table below:

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
For the Year Ended December 31, 2022
Zero-cost collar	$—	General and administrative	$—
For The Year December 31, 2021
Zero-cost collar	$(77,664)	General and administrative	$—
For The Year December 31, 2020
Zero-cost collar	$46,012	General and administrative	$—